Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Stock Subscriptions Receivable [Member]
Balance at Nov. 20, 2008		$ 6,250
Balance, shares at Nov. 20, 2008		6,250,000
Net loss	(49,831)			(49,831)
Balance at Dec. 31, 2008	(49,831)	6,250		(49,831)	(6,250)
Balance, shares at Dec. 31, 2008		6,250,000
Receipt of cash on subscription receivable	6,250				6,250
Issuance of common stock for cash, values	136,000	7,855	161,145		(33,000)
Issuance of common stock for cash, shares		7,855,000
Issuance of common stock for services, values	231,600	3,059	228,541
Issuance of common stock for services, shares		3,058,500
Issuance of common stock in conversion of debt, values	106,700	1,067	105,633
Issuance of common stock in conversion of debt, shares		1,067,000
Net loss	(367,387)			(367,387)
Balance at Dec. 31, 2009	63,332	18,231	495,319	(417,218)	(33,000)
Balance, shares at Dec. 31, 2009		18,230,500
Receipt of cash on subscription receivable	33,000				33,000
Issuance of common stock for cash, values	376,500	3,765	372,735
Issuance of common stock for cash, shares		3,765,000
Issuance of common stock for services, values	200,000	2,000	198,000
Issuance of common stock for services, shares		2,000,000
Net loss	(1,157,218)			(1,157,218)
Balance at Dec. 31, 2010	(484,386)	23,996	1,066,054	(1,574,436)
Balance, shares at Dec. 31, 2010	23,995,500	23,995,500
Issuance of common stock and warrants for cash, values	6,124,235	13,917	6,110,318
Issuance of common stock and warrants for cash, shares		13,917,069
Issuance of common stock for services, values	152,699	1,123	151,576
Issuance of common stock for services, shares		1,123,095
Issuance of common stock for future services, values	2,183,440	1,804	2,181,636
Issuance of common stock for future services, shares		1,803,964
Share based compensation	3,751,705		3,751,705
Net loss	(6,650,840)			(6,650,840)
Balance at Dec. 31, 2011	$ 5,076,853	$ 40,840	$ 13,261,289	$ (8,225,276)
Balance, shares at Dec. 31, 2011	40,839,628	40,839,628